Currency translation rates (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
1 CHF
FX Rates [Table]
Closing exchange rate	1.08	1.10
Average rate	1.05	1.09	1.07
1 EUR
FX Rates [Table]
Closing exchange rate	1.07	1.14
Average rate	1.05	1.18	1.15
1 GBP
FX Rates [Table]
Closing exchange rate	1.21	1.35
Average rate	1.23	1.37	1.29
100 JPY
FX Rates [Table]
Closing exchange rate	0.76	0.87
Average rate	0.76	0.91	0.94
UBS AG | 1 CHF
FX Rates [Table]
Closing exchange rate	1.08	1.10
Average rate	1.05	1.09	1.07
UBS AG | 1 EUR
FX Rates [Table]
Closing exchange rate	1.07	1.14
Average rate	1.05	1.18	1.15
UBS AG | 1 GBP
FX Rates [Table]
Closing exchange rate	1.21	1.35
Average rate	1.23	1.37	1.29
UBS AG | 100 JPY
FX Rates [Table]
Closing exchange rate	0.76	0.87
Average rate	0.76	0.91	0.94